FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Direct Loans and Allowances of Loans (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Direct loans and allowances [Abstract]
Gross		S/ 144,319,245	S/ 143,483,254
Less: Allowance for loan losses	[1]	7,994,977	8,277,916
Total, net		136,324,268	135,205,338
Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		118,068,867	116,289,508
Less: Allowance for loan losses		1,274,546	1,176,682
Total, net		116,794,321	115,112,826
Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		16,432,348	16,275,600
Less: Allowance for loan losses		1,371,084	1,382,554
Total, net		15,061,264	14,893,046
Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		9,818,030	10,918,146
Less: Allowance for loan losses		5,349,347	5,718,680
Total, net		4,468,683	5,199,466
Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross		130,867,669	127,986,360
Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross		3,633,546	4,578,748
Impaired [Member]
Direct loans and allowances [Abstract]
Gross		9,818,030	10,918,146
Commercial Loans [Member]
Direct loans and allowances [Abstract]
Gross		76,921,615	76,820,402
Less: Allowance for loan losses		2,944,208	3,215,552
Total, net		73,977,407	73,604,850
Commercial Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		67,915,775	65,950,399
Less: Allowance for loan losses		493,130	489,706
Total, net		67,422,645	65,460,693
Commercial Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		3,977,617	4,769,861
Less: Allowance for loan losses		291,963	394,868
Total, net		3,685,654	4,374,993
Commercial Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		5,028,223	6,100,142
Less: Allowance for loan losses		2,159,115	2,330,978
Total, net		2,869,108	3,769,164
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross		70,812,359	69,089,456
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		67,303,201	65,012,679
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		3,509,158	4,076,777
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Commercial Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross		1,081,033	1,630,804
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		612,574	937,720
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		468,459	693,084
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Commercial Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross		5,028,223	6,100,142
Commercial Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Commercial Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Commercial Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		5,028,223	6,100,142
Residential Mortgage Loans [Member]
Direct loans and allowances [Abstract]
Gross		25,092,057	24,176,918
Less: Allowance for loan losses		1,054,119	960,620
Total, net		24,037,938	23,216,298
Residential Mortgage Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		18,956,498	19,150,070
Less: Allowance for loan losses		66,260	54,102
Total, net		18,890,238	19,095,968
Residential Mortgage Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		4,491,676	3,558,101
Less: Allowance for loan losses		168,188	121,257
Total, net		4,323,488	3,436,844
Residential Mortgage Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		1,643,883	1,468,747
Less: Allowance for loan losses		819,671	785,261
Total, net		824,212	683,486
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross		22,270,753	21,543,101
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		18,451,482	18,590,193
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		3,819,271	2,952,908
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross		1,177,421	1,165,070
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		505,016	559,877
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		672,405	605,193
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Residential Mortgage Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross		1,643,883	1,468,747
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		1,643,883	1,468,747
Microbusiness Loans [Member]
Direct loans and allowances [Abstract]
Gross		22,778,133	22,425,750
Less: Allowance for loan losses		1,948,134	2,067,129
Total, net		20,829,999	20,358,621
Microbusiness Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		16,846,992	15,992,994
Less: Allowance for loan losses		384,145	347,783
Total, net		16,462,847	15,645,211
Microbusiness Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		4,244,312	4,630,184
Less: Allowance for loan losses		396,678	431,278
Total, net		3,847,634	4,198,906
Microbusiness Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		1,686,829	1,802,572
Less: Allowance for loan losses		1,167,311	1,288,068
Total, net		519,518	514,504
Microbusiness Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross		20,260,194	19,591,376
Microbusiness Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		16,589,516	15,728,517
Microbusiness Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		3,670,678	3,862,859
Microbusiness Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Microbusiness Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross		831,110	1,031,802
Microbusiness Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		257,476	264,477
Microbusiness Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		573,634	767,325
Microbusiness Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Microbusiness Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross		1,686,829	1,802,572
Microbusiness Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Microbusiness Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Microbusiness Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		1,686,829	1,802,572
Consumer Loans [Member]
Direct loans and allowances [Abstract]
Gross		19,527,440	20,060,184
Less: Allowance for loan losses		2,048,516	2,034,615
Total, net		17,478,924	18,025,569
Consumer Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		14,349,602	15,196,045
Less: Allowance for loan losses		331,011	285,091
Total, net		14,018,591	14,910,954
Consumer Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		3,718,743	3,317,454
Less: Allowance for loan losses		514,255	435,151
Total, net		3,204,488	2,882,303
Consumer Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		1,459,095	1,546,685
Less: Allowance for loan losses		1,203,250	1,314,373
Total, net		255,845	232,312
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross		17,524,363	17,762,427
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		14,188,847	14,934,631
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		3,335,516	2,827,796
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Consumer Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross		543,982	751,072
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		160,755	261,414
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		383,227	489,658
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Consumer Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross		1,459,095	1,546,685
Consumer Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Consumer Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross		0	0
Consumer Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross		S/ 1,459,095	S/ 1,546,685

[1]	As of December 31, 2024, and 2023, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances: